INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Disclosure of deferred taxes
The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2025	12-31-2024
Deferred tax assets	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	11,973	11,125
Deferred tax assets relating to post-employment benefits	26,018	23,063
Deferred tax assets relating to property, plant and equipment	122,533	89,655
Deferred tax assets relating to impairment provision	7,260	5,672
Deferred tax assets relating to financial instruments	84,304	70,760
Deferred tax assets relating to tax loss carry forward	240,892	252,202
Deferred tax assets relating to biological assets	-	4,806
Deferred tax assets relating to inventories	20,252	27,374
Deferred tax assets relating to provisions for income	41,364	35,889
Deferred tax assets relating to allowance for doubtful accounts	2,709	3,160
Deferred tax assets relating to intangible revaluation	397	215
Deferred tax assets relating to other deductible temporary differences	65,147	73,791
Total deferred tax assets	622,849	597,712
Offsetting presentation	(521,345)	(524,303)
Net effect	101,504	73,409
The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2025	12-31-2024
Deferred tax liabilities	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,397,529	1,374,164
Deferred tax liabilities relating to financial instruments	42,384	18,887
Deferred tax liabilities relating to biological assets	481,293	469,770
Deferred tax liabilities relating to inventory	60,729	56,101
Deferred tax liabilities relating to prepaid expenses	37,378	34,889
Deferred tax liabilities relating to intangible	5,419	6,089
Deferred tax liabilities relating to other taxable temporary differences	46,670	33,915
Total deferred tax liabilities	2,071,402	1,993,815
Offsetting presentation	(521,345)	(524,303)
Net effect	1,550,057	1,469,512

Disclosure of reconciliation of deferred tax assets and liabilities
Reconciliation of deferred tax assets and liabilities

	Opening balance 01-01-2025	Deferred tax income ( expenses )	Deferred tax of items charged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2025
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	11,125	541	-	307	11,973
Deferred tax assets relating to post-employment benefits	23,063	4,118	(1,254)	91	26,018
Deferred tax assets relating to property, plant and equipment	89,655	32,815	-	63	122,533
Deferred tax assets relating to impairment provision	5,672	1,240	-	348	7,260
Deferred tax assets relating to financial instruments	70,760	13,066	(244)	722	84,304
Deferred tax assets relating to tax loss carry forward	252,202	109,896	(123,207)	2,001	240,892
Deferred tax assets relating to biological assets	4,806	(4,806)	-	-	-
Deferred tax assets relating to inventories	27,374	(7,272)	-	150	20,252
Deferred tax assets relating to provisions for income	35,889	5,304	-	171	41,364
Deferred tax assets relating to allowance for doubtful accounts	3,160	(474)	-	23	2,709
Deferred tax assets relating to intangible revaluation	215	182	-	-	397
Deferred tax assets relating to other deductible temporary differences	73,791	(9,019)	-	375	65,147
Total deferred tax assets	597,712	145,591	(124,705)	4,251	622,849

	Opening balance 01-01-2025	Deferred tax (income) expenses	Deferred tax of items charged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2025
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,374,164	18,239	-	5,126	1,397,529
Deferred tax liabilities relating to financial instruments	18,887	23,216	281	-	42,384
Deferred tax liabilities relating to biological assets	469,770	11,523	-	-	481,293
Deferred tax liabilities relating to inventory	56,101	4,561	-	67	60,729
Deferred tax liabilities relating to prepaid expenses	34,889	2,454	-	35	37,378
Deferred tax liabilities relating to intangible	6,089	(1,224)	-	554	5,419
Deferred tax liabilities relating to other taxable temporary differences	33,915	11,896	-	859	46,670
Total deferred tax liabilities	1,993,815	70,665	281	6,641	2,071,402

	Opening balance 01-01-2024	Deferred tax income ( expenses )	Deferred tax of items charged to equity	Increase (decrease) business combination	Increase (decrease) net exchange differences	Closing balance 12-31-2024
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	14,008	(1,857)	-	-	(1,026)	11,125
Deferred tax assets relating to investments	78,061	57,110	(135,171)	-	-	-
Deferred tax assets relating to post-employment benefits	25,726	(2,866)	207	-	(4)	23,063
Deferred tax assets relating to property, plant and equipment	80,410	10,928	-	644	(2,327)	89,655
Deferred tax assets relating to impairment provision	12,319	(4,408)	-	-	(2,239)	5,672
Deferred tax assets relating to financial instruments	58,580	14,618	244	-	(2,682)	70,760
Deferred tax assets relating to tax loss carry forward	257,423	7,183	(7,581)	-	(4,823)	252,202
Deferred tax assets relating to biological assets	-	4,806	-	-	-	4,806
Deferred tax assets relating to inventories	25,011	2,634	-	-	(271)	27,374
Deferred tax assets relating to provisions for income	16,807	19,076	-	-	6	35,889
Deferred tax assets relating to allowance for doubtful accounts	2,384	791	-	-	(15)	3,160
Deferred tax assets relating to intangible revaluation	35	180	-	-	-	215
Deferred tax assets relating to other deductible temporary differences	39,065	37,220	-	-	(2,494)	73,791
Total deferred tax assets	609,829	145,415	(142,301)	644	(15,875)	597,712

	Opening balance 01-01-2024	Deferred tax (income) expenses	Deferred tax of items charged to equity	Increase (decrease) business combination	Increase (decrease) net exchange differences	Closing balance 12-31-2024
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,415,101	(29,618)	-	-	(11,319)	1,374,164
Deferred tax liabilities relating to financial instruments	26,766	(6,617)	(1,262)	-	-	18,887
Deferred tax liabilities relating to biological assets	475,592	(8,089)	-	2,649	(382)	469,770
Deferred tax liabilities relating to inventory	57,619	(1,411)	-	-	(107)	56,101
Deferred tax liabilities relating to prepaid expenses	36,837	(1,947)	-	-	(1)	34,889
Deferred tax liabilities relating to intangible	10,420	(2,632)	-	-	(1,699)	6,089
Deferred tax liabilities relating to other taxable temporary differences	42,551	(5,471)	-	-	(3,165)	33,915
Total deferred tax liabilities	2,064,886	(55,785)	(1,262)	2,649	(16,673)	1,993,815

	Opening balance 01-01-2023	Deferred tax income ( expenses )	Deferred tax of items charged to equity	Increase (decrease) business combination	Decrease due to classification to held for sale	Increase (decrease) net exchange differences	Closing balance 12-31-2023
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to liabilities provisions	17,896	(3,993)	-	-	(280)	385	14,008
Deferred tax Assets relating to investments	-	(57,110)	135,171	-	-	-	78,061
Deferred tax Assets relating to post-employment benefits	25,904	(924)	736	-	-	10	25,726
Deferred tax Assets relating to property, plant and equipment	45,919	34,370	-	-	-	121	80,410
Deferred tax Assets relating to impairment provision	13,517	(1,907)	-	-	-	709	12,319
Deferred tax Assets relating to financial instruments	46,789	15,191	-	-	(3,986)	586	58,580
Deferred tax Assets relating to tax loss carry forward	117,084	121,524	17,397	3,516	(3,387)	1,289	257,423
Deferred tax Assets relating to inventories	20,942	4,047	-	-	(50)	72	25,011
Deferred tax Assets relating to provisions for income	9,941	6,859	-	-	-	7	16,807
Deferred tax Assets relating to allowance for doubtful accounts	2,472	(90)	-	-	-	2	2,384
Deferred tax Assets relating to intangible revaluation	1,466	(1,055)	-	-	(457)	81	35
Deferred tax Assets relating to other deductible temporary differences	25,777	12,885	-	-	(239)	642	39,065
Total deferred tax assets	327,707	129,797	153,304	3,516	(8,399)	3,904	609,829

	Opening balance 01-01-2023	Deferred tax (income) expenses	Deferred tax of items charged to equity	Increase (decrease) business combination	Decrease due to classification to held for sale	Increase (decrease) net exchange differences	Closing balance 12-31-2023
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU..S.$
Deferred tax liabilities relating to property, plant and equipment	1,421,116	4,372	-	-	(15,638)	5,251	1,415,101
Deferred tax liabilities relating to financial instruments	27,806	1,173	(2,213)	-	-	-	26,766
Deferred tax liabilities relating to biological assets	527,988	2,157	-	-	(60,167)	5,614	475,592
Deferred tax liabilities relating to inventory	56,531	1,059	-	-	-	29	57,619
Deferred tax liabilities relating to prepaid expenses	37,760	(891)	-	-	-	(32)	36,837
Deferred tax liabilities relating to intangible	10,173	(311)	-	-	-	558	10,420
Deferred tax liabilities relating to other taxable temporary differences	23,237	18,224	-	208	-	882	42,551
Total deferred tax liabilities	2,104,611	25,783	(2,213)	208	(75,805)	12,302	2,064,886

Disclosure of temporary difference, unused tax losses and unused tax credits	Temporary differences

The following tables summarize the deductible and taxable temporary differences:

	12-31-2025		12-31-2024
	Deductible	Taxable	Deductible	Taxable
	difference	difference	difference	difference
Detail of classes of deferred tax temporary differences	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets	381,957	-	345,510	-
Deferred tax assets - tax loss carry forward	240,892	-	252,202	-
Deferred tax liabilities	-	2,071,402	-	1,993,815
Total	622,849	2,071,402	597,712	1,993,815

	January – December
	2025	2024	2023
Detail of temporary difference income and loss amounts	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets (*)	35,695	137,991	8,275
Deferred tax assets - tax loss carry forward (*)	109,896	4,175	121,522
Deferred tax liabilities (*)	(70,665)	53,104	(25,783)
Total	74,926	195,270	104,014
(*) In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.
Disclosure of detailed information about income tax expense
Income tax expense consists of the following:

	January – December
	2025	2024	2023
Income tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(106,918)	(521,903)	(122,530)
Tax benefit arising from tax credit used to reduce current tax expense	730	177,291	60,934
Prior period current income tax adjustments	(1,333)	(1,747)	(11,037)
Other current benefit tax (expenses)	(7,209)	(19,311)	(4,088)
Current tax expense, net	(114,730)	(365,670)	(76,721)

Deferred tax expense relating to origination and reversal of temporary differences (*)	(34,970)	191,095	(17,508)
Tax benefit arising from tax credits used to reduce deferred tax expense (*)	109,896	4,175	121,522
Total deferred tax benefit (expense), net	74,926	195,270	104,014
Total income tax benefit (expense)	(39,804)	(170,400)	27,293
(*) In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.

The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies for the years ended December 31, 2025, 2024 and 2023:

	January – December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(67,932)	(113,313)	(57,856)
Domestic current income tax expense	(46,798)	(252,357)	(18,865)
Total current income tax expense	(114,730)	(365,670)	(76,721)

Foreign deferred tax benefit (expense) (*)	9,450	113,445	(28,941)
Domestic deferred tax benefit (expense)	65,476	81,825	132,955
Total deferred tax benefit (expense)	74,926	195,270	104,014

Total income tax benefit (expense)	(39,804)	(170,400)	27,293
(*) In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.

Disclosure of detailed information about reconciliation of income tax expense
The reconciliation of income tax expense is as follows:

	January – December
	2025	2024	2023
Reconciliation of income tax from statutory rate to effective tax rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27%	27%	27%
Tax expense at statutory tax rate	(21,784)	(174,604)	104,171
Tax effect of foreign tax rates	11,345	14,935	2,418
Tax effect of income exempt from taxation	36,362	130,193	85,540
Tax effect of not deductible expenses	(48,157)	(166,531)	(61,380)
Tax rate effect of previously unrecognized tax loss	12,781	-	-
Tax effect of a new evaluation of deferred tax assets (*)	(11,920)	64,350	(79,121)
Tax effect of tax provided in excess in prior periods	(1,333)	(1,747)	(11,037)
Other tax rate effects (**)	(17,098)	(36,996)	(13,298)
Total adjustments to tax expense at applicable tax rate	(18,020)	4,204	(76,878)
Tax benefit (expense) at effective tax rate	(39,804)	(170,400)	27,293
(*) It corresponds mainly to the tax effect associated with the inflation adjustment on Argentine tax bases.
(**) It mainly includes the tax effect generated by the exchange difference in the conversion of tax bases with local currency other than the functional currency.

Disclosure of current tax assets and liabilities
The current tax assets and liabilities balances are as follow:

	12-31-2025	12-31-2024
Current tax assets	ThU.S.$	ThU.S.$
Monthly Provisional Payments	46,156	45,691
Income tax receivable	27,071	30,058
Provision tax income	(46,384)	(45,129)
Recoverable credits	47,698	43,288
Other tax receivables	1,768	1,705
Total	76,309	75,613

	12-31-2025	12-31-2024
Current tax liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category)	24,445	216,591
Monthly Provisional Payments and other tax receivables	(15,531)	(203,450)
Other tax payables	21,491	14,424
Total	30,405	27,565

	12-31-2025	12-31-2024
Non-current current tax liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category), non-current	3,001	-
Other tax payables, non-current	4,255	-
Total	7,256	-